American Century Investments®
Quarterly Portfolio Holdings
Diversified Bond Fund
December 31, 2025

Diversified Bond Fund - Schedule of Investments
DECEMBER 31, 2025 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 29.7%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.0%
FNMA, VRN, 3.17%, (1-year RFUCC plus 1.61%), 3/1/47	738,379	748,313
FNMA, VRN, 3.11%, (1-year RFUCC plus 1.61%), 4/1/47	500,665	506,986
		1,255,299
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 29.7%
FHLMC, 6.00%, 9/1/35	722,567	754,002
FHLMC, 6.00%, 2/1/38	430,484	455,934
FHLMC, 3.50%, 2/1/49	20,081,722	18,809,130
FHLMC, 3.00%, 1/1/50	19,128,328	16,942,918
FHLMC, 3.50%, 5/1/50	4,270,054	3,984,289
FHLMC, 2.50%, 5/1/51	7,348,150	6,293,000
FHLMC, 3.00%, 7/1/51	10,555,324	9,402,889
FHLMC, 2.00%, 8/1/51	23,045,264	18,810,787
FHLMC, 2.50%, 8/1/51	21,752,332	18,531,918
FHLMC, 3.00%, 12/1/51	16,598,768	14,745,175
FHLMC, 3.00%, 2/1/52	14,948,579	13,416,392
FHLMC, 3.50%, 5/1/52	10,179,682	9,510,321
FHLMC, 4.00%, 5/1/52	16,308,206	15,576,558
FHLMC, 4.00%, 5/1/52	13,962,311	13,388,198
FHLMC, 3.00%, 6/1/52	7,497,262	6,716,783
FHLMC, 4.00%, 6/1/52	28,478,251	27,307,246
FHLMC, 5.00%, 7/1/52	7,825,996	7,906,142
FHLMC, 4.50%, 8/1/52	5,700,816	5,631,028
FHLMC, 4.50%, 10/1/52	28,712,206	28,195,331
FHLMC, 4.50%, 10/1/52	11,502,203	11,279,713
FHLMC, 5.50%, 11/1/52	7,426,226	7,575,765
FHLMC, 6.00%, 11/1/52	26,914,938	27,852,622
FHLMC, 5.50%, 12/1/52	5,848,462	5,977,792
FHLMC, 6.00%, 1/1/53	22,775,015	23,519,558
FHLMC, 6.50%, 11/1/53	19,969,981	20,811,543
FHLMC, 5.50%, 4/1/54	20,301,562	20,749,147
FNMA, 6.00%, 12/1/33	330,107	342,034
FNMA, 6.00%, 9/1/37	550,578	582,634
FNMA, 6.00%, 11/1/37	460,274	487,073
FNMA, 4.50%, 4/1/39	563,387	568,565
FNMA, 4.50%, 5/1/39	1,629,466	1,644,441
FNMA, 6.50%, 5/1/39	263,056	279,979
FNMA, 4.50%, 9/1/39	517,586	521,847
FNMA, 4.50%, 10/1/39	2,639,793	2,664,064
FNMA, 4.50%, 11/1/40	359,605	362,856
FNMA, 3.50%, 12/1/40	60,201	58,122
FNMA, 4.00%, 8/1/41	2,463,967	2,413,666
FNMA, 4.50%, 9/1/41	361,856	363,846
FNMA, 4.00%, 12/1/41	1,217,631	1,191,513
FNMA, 3.50%, 5/1/42	539,657	518,511
FNMA, 4.00%, 11/1/45	958,288	927,736
FNMA, 4.00%, 11/1/45	873,142	844,853
FNMA, 4.00%, 2/1/46	1,542,694	1,492,556
FNMA, 4.00%, 4/1/46	2,423,749	2,345,476

FNMA, 3.00%, 5/1/50	2,485,364	2,254,670
FNMA, 2.50%, 6/1/50	21,599,776	18,490,341
FNMA, 2.50%, 2/1/51	20,974,358	18,087,022
FNMA, 3.00%, 6/1/51	1,260,118	1,139,768
FNMA, 2.50%, 12/1/51	19,730,999	16,938,801
FNMA, 2.50%, 2/1/52	8,700,489	7,482,865
FNMA, 3.00%, 2/1/52	17,955,072	16,086,387
FNMA, 3.00%, 2/1/52	15,129,451	13,554,759
FNMA, 2.00%, 3/1/52	27,978,628	22,993,627
FNMA, 3.00%, 4/1/52	9,362,376	8,385,116
FNMA, 3.50%, 4/1/52	5,613,142	5,205,145
FNMA, 4.00%, 4/1/52	18,527,736	17,697,961
FNMA, 4.00%, 4/1/52	8,027,840	7,697,747
FNMA, 4.00%, 4/1/52	5,697,935	5,446,136
FNMA, 3.00%, 5/1/52	12,750,246	11,499,545
FNMA, 3.50%, 5/1/52	30,009,195	27,917,958
FNMA, 3.50%, 5/1/52	23,229,613	21,547,580
FNMA, 3.50%, 5/1/52	20,165,769	18,950,817
FNMA, 4.00%, 5/1/52	14,036,577	13,379,931
FNMA, 3.50%, 6/1/52	22,753,596	21,351,096
FNMA, 2.50%, 7/1/52	12,097,762	10,300,562
FNMA, 4.50%, 7/1/52	14,033,195	13,761,749
FNMA, 5.00%, 8/1/52	44,570,495	44,787,546
FNMA, 4.50%, 9/1/52	9,244,634	9,141,149
FNMA, 5.00%, 9/1/52	12,155,602	12,266,500
FNMA, 5.00%, 10/1/52	14,480,215	14,526,096
FNMA, 5.50%, 10/1/52	17,689,093	18,019,857
FNMA, 5.00%, 1/1/53	18,943,695	19,001,764
FNMA, 5.50%, 1/1/53	36,911,712	37,657,605
FNMA, 5.50%, 1/1/53	31,327,709	31,877,251
FNMA, 6.50%, 1/1/53	20,898,604	21,800,531
FNMA, 6.00%, 9/1/53	18,281,301	19,016,378
FNMA, 6.00%, 9/1/53	11,485,538	11,829,191
FNMA, 5.50%, 3/1/54	27,051,113	27,512,464
FNMA, 4.50%, 4/1/54	44,419,896	43,502,597
FNMA, 6.00%, 5/1/54	19,824,172	20,419,335
GNMA, 5.00%, TBA	12,504,000	12,477,376
GNMA, 7.00%, 4/20/26	9	10
GNMA, 7.50%, 8/15/26	90	90
GNMA, 8.00%, 8/15/26	8	8
GNMA, 6.50%, 5/15/28	2,254	2,325
GNMA, 7.00%, 5/15/31	3,683	3,846
GNMA, 6.00%, 7/15/33	188,091	193,572
GNMA, 4.50%, 8/15/33	329,948	329,791
GNMA, 6.00%, 9/20/38	154,294	164,893
GNMA, 6.00%, 1/20/39	56,136	59,120
GNMA, 6.00%, 2/20/39	58,140	61,230
GNMA, 4.50%, 4/15/39	295,423	293,904
GNMA, 4.50%, 6/15/39	439,900	441,691
GNMA, 5.00%, 9/15/39	14,686	15,116
GNMA, 5.00%, 10/15/39	219,704	226,131
GNMA, 4.50%, 1/15/40	422,540	423,870
GNMA, 4.00%, 11/20/40	564,911	552,610
GNMA, 4.00%, 12/15/40	215,760	208,042
GNMA, 4.50%, 12/15/40	865,608	865,222

GNMA, 4.50%, 6/15/41	166,064	165,307
GNMA, 3.50%, 6/20/42	4,241,697	4,013,633
GNMA, 3.00%, 5/20/50	7,332,269	6,605,995
GNMA, 3.00%, 7/20/50	14,289,524	12,885,974
GNMA, 3.50%, 2/20/51	1,785,212	1,647,677
GNMA, 3.50%, 6/20/51	7,411,530	6,854,180
GNMA, 3.00%, 7/20/51	11,535,744	10,385,905
GNMA, 4.00%, 9/20/52	34,757,194	33,128,857
GNMA, 4.50%, 9/20/52	31,251,790	30,688,614
GNMA, 4.50%, 10/20/52	32,704,348	32,109,947
GNMA, 4.00%, 4/20/54	51,649,649	49,065,243
GNMA, 5.00%, 12/20/54	26,865,075	26,898,639
UMBS, 5.00%, TBA	105,900,000	105,626,977
		1,339,677,595
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $1,345,551,034)		1,340,932,894
U.S. TREASURY SECURITIES — 20.0%
U.S. Treasury Notes, 3.50%, 10/31/27	32,000,000	32,009,375
U.S. Treasury Notes, 3.875%, 6/15/28(1)	22,000,000	22,192,070
U.S. Treasury Notes, 4.125%, 3/31/29(1)	65,000,000	66,089,258
U.S. Treasury Notes, 4.00%, 5/31/30	100,000,000	101,289,062
U.S. Treasury Notes, 3.625%, 8/31/30	68,000,000	67,770,234
U.S. Treasury Notes, 4.125%, 8/31/30	110,000,000	111,955,078
U.S. Treasury Notes, 3.625%, 10/31/30	10,500,000	10,457,344
U.S. Treasury Notes, 3.50%, 11/30/30	51,000,000	50,493,984
U.S. Treasury Notes, 4.375%, 11/30/30	161,000,000	165,653,906
U.S. Treasury Notes, 3.75%, 12/31/30	27,000,000	27,018,984
U.S. Treasury Notes, 4.00%, 1/31/31	10,000,000	10,117,383
U.S. Treasury Notes, 4.25%, 2/28/31	51,000,000	52,180,371
U.S. Treasury Notes, 3.875%, 8/31/32	50,000,000	49,877,930
U.S. Treasury Notes, 4.125%, 11/15/32	30,000,000	30,346,875
U.S. Treasury Notes, 3.75%, 11/30/32	105,000,000	103,802,344
TOTAL U.S. TREASURY SECURITIES (Cost $894,367,183)		901,254,198
CORPORATE BONDS — 19.7%
Aerospace and Defense — 0.2%
Boeing Co., 5.71%, 5/1/40	5,970,000	6,099,569
Northrop Grumman Corp., 5.15%, 5/1/40	2,113,000	2,101,932
Textron, Inc., 4.95%, 3/15/36	2,922,000	2,901,975
		11,103,476
Air Freight and Logistics — 0.3%
GXO Logistics, Inc., 6.25%, 5/6/29	8,953,000	9,441,518
GXO Logistics, Inc., 6.50%, 5/6/34	2,203,000	2,385,223
		11,826,741
Automobiles — 0.6%
American Honda Finance Corp., 4.95%, 1/9/26	6,230,000	6,231,152
Ford Motor Credit Co. LLC, 7.20%, 6/10/30	5,540,000	5,942,383
Ford Motor Credit Co. LLC, 6.05%, 11/5/31	5,981,000	6,135,070
General Motors Financial Co., Inc., 5.60%, 6/18/31	3,540,000	3,693,968
General Motors Financial Co., Inc., 6.15%, 7/15/35	2,415,000	2,546,002
Hyundai Capital America, 6.50%, 1/16/29(2)	1,046,000	1,108,466
		25,657,041
Banks — 2.3%
Bank of America Corp., VRN, 5.51%, 1/24/36	4,280,000	4,464,989
Bank of Montreal, VRN, 7.70%, 5/26/84	5,034,000	5,348,392

Bank of Nova Scotia, VRN, 8.625%, 10/27/82	7,022,000	7,462,525
Bank of Nova Scotia, VRN, 8.00%, 1/27/84	6,470,000	6,955,192
BPCE SA, VRN, 3.65%, 1/14/37(2)	6,120,000	5,597,975
Citigroup, Inc., VRN, 5.17%, 9/11/36	3,675,000	3,710,965
Citigroup, Inc., VRN, 5.61%, 3/4/56	2,385,000	2,376,556
Intesa Sanpaolo SpA, VRN, 4.20%, 6/1/32(2)	4,231,000	4,038,987
Intesa Sanpaolo SpA, VRN, 4.95%, 6/1/42(2)	2,640,000	2,253,554
JPMorgan Chase & Co., VRN, 5.10%, 4/22/31	6,795,000	7,018,579
JPMorgan Chase & Co., VRN, 5.77%, 4/22/35	8,108,000	8,644,682
JPMorgan Chase & Co., VRN, 5.29%, 7/22/35	2,644,000	2,728,702
Morgan Stanley Private Bank NA, VRN, 4.73%, 7/18/31	2,370,000	2,402,951
Morgan Stanley Private Bank NA, VRN, 4.47%, 11/19/31	9,102,000	9,127,812
NatWest Group PLC, VRN, 3.03%, 11/28/35	6,606,000	6,078,805
Synovus Bank, VRN, 5.96%, 1/15/36	7,544,000	7,588,298
Toronto-Dominion Bank, VRN, 8.125%, 10/31/82	6,693,000	7,063,316
Wells Fargo & Co., VRN, 5.61%, 4/23/36	5,790,000	6,070,989
Wells Fargo & Co., VRN, 5.01%, 4/4/51	4,020,000	3,676,562
		102,609,831
Biotechnology — 0.2%
Amgen, Inc., 5.65%, 3/2/53	5,440,000	5,330,513
Genmab AS/Genmab Finance LLC, 6.25%, 12/15/32(2)	5,600,000	5,743,033
		11,073,546
Broadline Retail — 0.2%
Amazon.com, Inc., 4.65%, 11/20/35	7,490,000	7,462,638
Building Products — 0.0%
Carlisle Cos., Inc., 5.55%, 9/15/40	1,995,000	2,023,321
Capital Markets — 2.1%
Blackstone Private Credit Fund, 5.95%, 7/16/29	5,800,000	5,920,166
Blue Owl Capital Corp., 5.95%, 3/15/29	3,376,000	3,407,992
Blue Owl Technology Finance Corp., 6.10%, 3/15/28(2)	12,035,000	12,116,921
Blue Owl Technology Finance Corp., 6.75%, 4/4/29	4,535,000	4,640,199
Citadel Finance LLC, 5.90%, 2/10/30(2)	2,546,000	2,600,245
Goldman Sachs Group, Inc., VRN, 6.48%, 10/24/29	7,265,000	7,707,374
Goldman Sachs Group, Inc., VRN, 4.37%, 10/21/31	5,470,000	5,458,134
Golub Capital BDC, Inc., 7.05%, 12/5/28	3,688,000	3,893,272
Golub Capital Private Credit Fund, 5.45%, 8/15/28(2)	4,470,000	4,502,781
HPS Corporate Lending Fund, 5.45%, 1/14/28	2,015,000	2,037,922
HPS Corporate Lending Fund, 4.90%, 9/11/28(2)	3,500,000	3,482,933
HPS Corporate Lending Fund, 6.25%, 9/30/29	2,252,000	2,335,847
LPL Holdings, Inc., 5.15%, 6/15/30	4,535,000	4,627,192
Morgan Stanley, VRN, 6.41%, 11/1/29	2,215,000	2,348,147
Morgan Stanley, VRN, 6.63%, 11/1/34	9,445,000	10,564,920
Morgan Stanley, VRN, 5.83%, 4/19/35	1,915,000	2,035,772
Morgan Stanley, VRN, 4.89%, 10/22/36	2,075,000	2,057,423
Morgan Stanley, VRN, 5.52%, 11/19/55	1,680,000	1,661,759
Northern Trust Corp., VRN, 3.375%, 5/8/32	15,401,000	15,193,869
		96,592,868
Chemicals — 0.1%
Solstice Advanced Materials, Inc., 5.625%, 9/30/33(2)	2,470,000	2,493,253
Construction Materials — 0.1%
Eagle Materials, Inc., 5.00%, 3/15/36	4,872,000	4,775,118
Consumer Finance — 0.3%
Ally Financial, Inc., 8.00%, 11/1/31	8,133,000	9,243,159
Capital One Financial Corp., VRN, 2.36%, 7/29/32	5,160,000	4,522,893
		13,766,052

Diversified Consumer Services — 0.2%
Duke University, 3.30%, 10/1/46	3,000,000	2,228,472
Leland Stanford Junior University, 4.68%, 3/1/35	895,000	903,895
Massachusetts Institute of Technology, 5.62%, 6/1/55	1,470,000	1,511,992
Novant Health, Inc., 3.17%, 11/1/51	2,485,000	1,661,403
Pepperdine University, 3.30%, 12/1/59	5,873,000	3,733,201
		10,038,963
Diversified REITs — 0.3%
Essex Portfolio LP, 4.875%, 2/15/36	5,730,000	5,619,039
Kilroy Realty LP, 3.05%, 2/15/30	2,455,000	2,286,160
Kilroy Realty LP, 2.50%, 11/15/32	3,125,000	2,611,381
Piedmont Operating Partnership LP, 6.875%, 7/15/29	823,000	874,597
Trust 2401, 4.87%, 1/15/30(2)	598,000	589,425
Trust Fibra Uno, 4.87%, 1/15/30(2)	309,000	302,603
Ventas Realty LP, 5.00%, 2/15/36	2,226,000	2,212,406
		14,495,611
Diversified Telecommunication Services — 0.2%
Sprint Capital Corp., 6.875%, 11/15/28	2,659,000	2,854,374
Verizon Communications, Inc., 4.75%, 1/15/33	1,714,000	1,713,165
Verizon Communications, Inc., 5.875%, 11/30/55	2,066,000	2,042,632
		6,610,171
Electric Utilities — 1.2%
Arizona Public Service Co., 5.70%, 8/15/34	3,442,000	3,621,441
Commonwealth Edison Co., 5.95%, 6/1/55	1,482,000	1,542,323
Duke Energy Florida LLC, 4.85%, 12/1/35	2,290,000	2,281,013
Duke Energy Florida LLC, 5.95%, 11/15/52	2,835,000	2,944,875
Duke Energy Progress LLC, 4.35%, 3/6/27	3,806,000	3,832,958
Duke Energy Progress LLC, 5.35%, 3/15/53	1,510,000	1,449,420
Electricite de France SA, 6.95%, 1/26/39(2)	7,703,000	8,605,168
Kentucky Utilities Co., 5.85%, 8/15/55	3,161,000	3,189,661
Louisville Gas & Electric Co., 5.85%, 8/15/55	921,000	928,956
MidAmerican Energy Co., 5.85%, 9/15/54	12,477,000	12,891,506
Niagara Mohawk Power Corp., 4.65%, 10/3/30(2)	900,000	906,989
RWE Finance U.S. LLC, 5.125%, 9/18/35(2)	1,577,000	1,568,749
Southern Co., Series B, VRN, 4.00%, 1/15/51	3,408,000	3,418,958
Southern Co. Gas Capital Corp., 5.10%, 9/15/35	4,625,000	4,673,069
		51,855,086
Electronic Equipment, Instruments and Components — 0.1%
Amphenol Corp., 4.625%, 2/15/36	5,250,000	5,145,569
Entertainment — 0.2%
Beignet Investor LLC, 6.58%, 5/30/49(2)	2,166,000	2,290,347
Warnermedia Holdings, Inc., 3.76%, 3/15/27	5,959,000	5,891,961
		8,182,308
Financial Services — 0.8%
Antares Holdings LP, 6.35%, 10/23/29(2)	11,010,000	11,244,443
Atlas Warehouse Lending Co. LP, 6.25%, 1/15/30(2)	12,593,000	13,265,303
Atlas Warehouse Lending Co. LP, 4.95%, 11/15/30(2)	3,105,000	3,116,982
Corebridge Financial, Inc., VRN, 6.375%, 9/15/54	3,312,000	3,339,165
Nationwide Building Society, VRN, 4.125%, 10/18/32(2)	5,326,000	5,293,124
		36,259,017
Food Products — 0.2%
Flowers Foods, Inc., 5.75%, 3/15/35	2,270,000	2,280,890
Mars, Inc., 5.65%, 5/1/45(2)	3,965,000	3,999,086
Mars, Inc., 5.70%, 5/1/55(2)	2,252,000	2,244,884
		8,524,860

Gas Utilities — 0.1%
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/54	1,884,000	1,824,063
Snam SpA, 6.50%, 5/28/55(2)	2,555,000	2,748,568
		4,572,631
Ground Transportation — 0.1%
Ashtead Capital, Inc., 5.95%, 10/15/33(2)	4,946,000	5,235,650
United Rentals North America, Inc., 6.00%, 12/15/29(2)	1,280,000	1,315,927
		6,551,577
Health Care Equipment and Supplies — 0.3%
Baxter International, Inc., 4.90%, 12/15/30	1,700,000	1,713,947
Baxter International, Inc., 5.65%, 12/15/35	2,406,000	2,435,819
Hologic, Inc., 3.25%, 2/15/29(2)	2,005,000	1,977,694
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(2)	5,775,000	5,977,190
		12,104,650
Health Care Providers and Services — 1.1%
Centene Corp., 4.625%, 12/15/29	1,475,000	1,431,699
CVS Health Corp., 5.45%, 9/15/35	1,649,000	1,688,554
CVS Health Corp., 6.00%, 6/1/44	4,970,000	4,998,894
CVS Health Corp., VRN, 7.00%, 3/10/55	3,160,000	3,317,046
Duke University Health System, Inc., 3.92%, 6/1/47	2,697,000	2,176,784
HCA, Inc., 4.90%, 11/15/35	6,641,000	6,552,851
HCA, Inc., 6.20%, 3/1/55	1,628,000	1,660,276
HCA, Inc., 5.70%, 11/15/55	4,808,000	4,585,400
Icon Investments Six DAC, 6.00%, 5/8/34	1,886,000	1,995,373
IQVIA, Inc., 6.25%, 2/1/29	4,181,000	4,409,777
Kaiser Foundation Hospitals, 3.00%, 6/1/51	3,415,000	2,240,930
UnitedHealth Group, Inc., 5.30%, 6/15/35	2,498,000	2,587,300
UnitedHealth Group, Inc., 5.50%, 7/15/44	5,364,000	5,327,469
UnitedHealth Group, Inc., 5.05%, 4/15/53	6,150,000	5,551,048
		48,523,401
Hotels, Restaurants and Leisure — 0.3%
Carnival Corp., 4.00%, 8/1/28(2)	7,366,000	7,261,068
Carnival Corp., 5.125%, 5/1/29(2)	2,819,000	2,851,671
Hyatt Hotels Corp., 5.75%, 3/30/32	1,365,000	1,430,839
Royal Caribbean Cruises Ltd., 6.00%, 2/1/33(2)	2,619,000	2,691,928
		14,235,506
Industrial Conglomerates — 0.1%
Siemens Financieringsmaatschappij NV, 1.20%, 3/11/26(2)	4,250,000	4,229,095
Insurance — 0.9%
Athene Global Funding, 5.53%, 7/11/31(2)	3,307,000	3,392,184
Beacon Funding Trust, 6.27%, 8/15/54(2)	3,665,000	3,725,567
CNA Financial Corp., 5.20%, 8/15/35	6,256,000	6,289,372
CNO Financial Group, Inc., 6.45%, 6/15/34	3,076,000	3,256,064
Liberty Mutual Group, Inc., VRN, 4.125%, 12/15/51(2)	5,905,000	5,823,818
Lincoln National Corp., 7.00%, 6/15/40	3,246,000	3,653,413
MetLife, Inc., 6.40%, 12/15/66	6,347,000	6,662,682
MetLife, Inc., 10.75%, 8/1/69	4,155,000	5,559,934
Wynnton Funding Trust II, 5.99%, 8/15/55(2)	4,201,000	4,241,738
		42,604,772
Interactive Media and Services — 0.6%
Meta Platforms, Inc., 4.60%, 11/15/32	7,490,000	7,552,373
Meta Platforms, Inc., 4.875%, 11/15/35	5,290,000	5,284,962
Meta Platforms, Inc., 5.50%, 11/15/45	2,455,000	2,385,338
Meta Platforms, Inc., 5.625%, 11/15/55	6,800,000	6,531,593

Meta Platforms, Inc., 5.75%, 11/15/65	3,730,000	3,561,030
		25,315,296
Machinery — 0.2%
Allison Transmission, Inc., 5.875%, 12/1/33(2)	4,770,000	4,841,847
Weir Group, Inc., 5.35%, 5/6/30(2)	3,872,000	3,980,146
		8,821,993
Media — 0.2%
Cox Communications, Inc., 5.70%, 6/15/33(2)	3,194,000	3,223,150
Paramount Global, 4.375%, 3/15/43	2,950,000	2,052,995
Time Warner Cable LLC, 6.55%, 5/1/37	5,401,000	5,518,127
		10,794,272
Metals and Mining — 0.3%
Commercial Metals Co., 6.00%, 12/15/35(2)	215,000	220,533
Glencore Funding LLC, 5.19%, 4/1/30(2)	4,170,000	4,289,221
Glencore Funding LLC, 5.89%, 4/4/54(2)	590,000	587,423
Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 3/15/34	4,635,000	4,847,495
Rio Tinto Finance USA PLC, 5.75%, 3/14/55	2,680,000	2,736,091
		12,680,763
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29(2)	8,560,000	8,471,488
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31(2)	6,550,000	6,949,373
		15,420,861
Multi-Utilities — 0.3%
NiSource, Inc., 5.35%, 7/15/35	4,063,000	4,155,740
Sempra, 3.25%, 6/15/27	1,603,000	1,584,082
Sempra, VRN, 4.125%, 4/1/52	9,779,000	9,618,448
		15,358,270
Oil, Gas and Consumable Fuels — 2.0%
Cenovus Energy, Inc., 5.40%, 3/20/36	3,248,000	3,245,264
Cheniere Energy, Inc., 4.625%, 10/15/28	4,735,000	4,728,634
Columbia Pipelines Holding Co. LLC, 5.00%, 11/17/32(2)	4,236,000	4,237,343
Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/33(2)	4,155,000	4,449,317
Enbridge, Inc., VRN, 6.00%, 1/15/77	10,700,000	10,760,990
Energy Transfer LP, 6.55%, 12/1/33	7,091,000	7,775,203
Energy Transfer LP, 6.125%, 12/15/45	4,280,000	4,205,582
Eni SpA, 5.95%, 5/15/54(2)	3,784,000	3,755,912
Enterprise Products Operating LLC, 5.20%, 1/15/36	2,302,000	2,344,756
Expand Energy Corp., 6.75%, 4/15/29(2)	743,000	747,420
Ovintiv, Inc., 7.10%, 7/15/53	4,220,000	4,508,784
Petroleos Mexicanos, 5.95%, 1/28/31	17,745,000	17,185,453
Plains All American Pipeline LP/PAA Finance Corp., 5.60%, 1/15/36	3,364,000	3,404,841
Repsol E&P Capital Markets U.S. LLC, 5.20%, 9/16/30(2)	3,866,000	3,922,617
Repsol E&P Capital Markets U.S. LLC, 5.98%, 9/16/35(2)	1,309,000	1,335,556
Santos Finance Ltd., 5.75%, 11/13/35(2)	2,820,000	2,805,930
Shell Finance U.S., Inc., 4.375%, 5/11/45	1,520,000	1,313,315
SM Energy Co., 6.75%, 9/15/26	3,630,000	3,648,669
Sunoco LP, 5.875%, 3/15/34(2)	4,191,000	4,192,599
Venture Global Plaquemines LNG LLC, 6.75%, 1/15/36(2)	2,963,000	3,036,365
		91,604,550
Passenger Airlines — 0.2%
Southwest Airlines Co., 4.375%, 11/15/28	6,120,000	6,134,312
United Airlines, Inc., 4.625%, 4/15/29(2)	3,540,000	3,527,141
		9,661,453
Personal Care Products — 0.1%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 5.60%, 1/15/31(2)	5,605,000	5,661,279

Pharmaceuticals — 0.3%
Bristol-Myers Squibb Co., 5.55%, 2/22/54	4,595,000	4,515,797
Merck & Co., Inc., 4.75%, 12/4/35	4,167,000	4,153,051
Merck & Co., Inc., 5.70%, 9/15/55	3,137,000	3,172,324
		11,841,172
Semiconductors and Semiconductor Equipment — 0.8%
Foundry JV Holdco LLC, 5.50%, 1/25/31(2)	5,252,000	5,424,609
Foundry JV Holdco LLC, 5.875%, 1/25/34(2)	2,535,000	2,605,741
Foundry JV Holdco LLC, 6.25%, 1/25/35(2)	5,160,000	5,477,196
Foundry JV Holdco LLC, 6.10%, 1/25/36(2)	3,172,000	3,319,800
Foundry JV Holdco LLC, 6.30%, 1/25/39(2)	6,257,000	6,609,512
Intel Corp., 5.15%, 2/21/34	3,525,000	3,570,480
Intel Corp., 5.60%, 2/21/54	2,709,000	2,502,708
Micron Technology, Inc., 5.30%, 1/15/31	7,615,000	7,896,388
		37,406,434
Software — 1.0%
AppLovin Corp., 5.125%, 12/1/29	548,000	562,284
AppLovin Corp., 5.375%, 12/1/31	1,924,000	1,997,842
AppLovin Corp., 5.50%, 12/1/34	4,345,000	4,466,023
Oracle Corp., 4.80%, 9/26/32	15,865,000	15,320,757
Oracle Corp., 5.20%, 9/26/35	10,765,000	10,317,605
Oracle Corp., 5.50%, 9/27/64	2,658,000	2,123,515
Synopsys, Inc., 5.00%, 4/1/32	8,436,000	8,627,004
		43,415,030
Specialized REITs — 0.2%
American Tower Corp., 5.35%, 3/15/35	3,374,000	3,460,618
EPR Properties, 4.95%, 4/15/28	6,545,000	6,598,581
		10,059,199
Specialty Retail — 0.3%
Lowe's Cos., Inc., 4.50%, 10/15/32	5,035,000	5,009,263
Lowe's Cos., Inc., 4.85%, 10/15/35	7,365,000	7,308,101
		12,317,364
Technology Hardware, Storage and Peripherals — 0.1%
Dell International LLC/EMC Corp., 5.30%, 4/1/32	2,117,000	2,178,035
Textiles, Apparel and Luxury Goods — 0.2%
Gildan Activewear, Inc., 4.70%, 10/7/30(2)	3,775,000	3,757,649
Gildan Activewear, Inc., 5.40%, 10/7/35(2)	5,035,000	5,026,459
		8,784,108
Wireless Telecommunication Services — 0.1%
T-Mobile USA, Inc., 6.70%, 12/15/33	5,718,000	6,412,753
TOTAL CORPORATE BONDS (Cost $884,225,891)		891,049,934
COLLATERALIZED MORTGAGE OBLIGATIONS — 11.8%
Private Sponsor Collateralized Mortgage Obligations — 11.4%
Bravo Residential Funding Trust, Series 2025-NQM3, Class A1, 5.57%, 3/25/65(2)	7,599,218	7,669,494
BRAVO Residential Funding Trust, Series 2024-RPL1, Class A1, SEQ, VRN, 3.25%, 10/25/63(2)	15,968,301	14,928,807
Chase Home Lending Mortgage Trust, Series 2024-10, Class A4, VRN, 6.00%, 10/25/55(2)	10,474,844	10,607,133
Chase Home Lending Mortgage Trust, Series 2024-2, Class A4A, SEQ, VRN, 6.00%, 2/25/55(2)	5,155,995	5,218,730
Chase Home Lending Mortgage Trust, Series 2024-8, Class A6A, SEQ, VRN, 5.50%, 8/25/55(2)	5,138,666	5,139,500
Chase Home Lending Mortgage Trust, Series 2024-9, Class A4, VRN, 5.50%, 9/25/55(2)	10,035,999	10,053,781
Chase Home Lending Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 9/25/55(2)	2,987,003	2,985,332
Chase Home Lending Mortgage Trust, Series 2025-5, Class A4A, VRN, 5.50%, 4/25/56(2)	15,391,700	15,503,508
Chase Home Lending Mortgage Trust, Series 2025-8, Class A4, VRN, 6.00%, 6/25/56(2)	19,146,858	19,418,594
Chase Home Lending Mortgage Trust, Series 2025-9, Class A4A, VRN, 5.50%, 6/25/56(2)	23,483,519	23,657,755
CHL Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	10,520	10,473

Citigroup Mortgage Loan Trust, Series 2025-2, Class A10, VRN, 6.00%, 2/25/55(2)	11,483,201	11,646,426
Citigroup Mortgage Loan Trust, Inc., Series 2025-3, Class A11, VRN, 5.50%, 6/25/55(2)	9,852,050	9,917,495
Credit Suisse Mortgage Trust, Series 2020-AFC1, Class A3, VRN, 3.51%, 2/25/50(2)	821,383	789,566
EFMT, Series 2024-NQM1, Class A1B, 5.81%, 11/25/69(2)	6,632,652	6,686,998
EFMT, Series 2025-CES2, Class A1A, 5.66%, 2/25/60(2)	11,943,270	12,090,979
GCAT Trust, Series 2021-NQM1, Class A3, SEQ, VRN, 1.15%, 1/25/66(2)	1,802,307	1,618,862
GCAT Trust, Series 2024-INV2, Class A6, SEQ, VRN, 6.00%, 6/25/54(2)	6,166,318	6,248,578
GS Mortgage-Backed Securities Trust, Series 2023-PJ4, Class A15, SEQ, VRN, 6.00%, 1/25/54(2)	5,562,540	5,634,387
GS Mortgage-Backed Securities Trust, Series 2023-PJ6, Class A15, SEQ, VRN, 6.00%, 4/25/54(2)	5,509,796	5,559,641
GS Mortgage-Backed Securities Trust, Series 2024-PJ1, Class A15, VRN, 6.00%, 6/25/54(2)	9,178,422	9,233,590
GS Mortgage-Backed Securities Trust, Series 2025-PJ7, Class A5, VRN, 5.50%, 12/25/55(2)	16,711,350	16,809,259
JP Morgan Mortgage Trust, Series 2020-3, Class A15, VRN, 3.50%, 8/25/50(2)	1,635,242	1,471,197
JP Morgan Mortgage Trust, Series 2023-7, Class A4A, SEQ, VRN, 5.50%, 2/25/54(2)	14,728,069	14,814,536
JP Morgan Mortgage Trust, Series 2023-8, Class A2, VRN, 6.00%, 2/25/54(2)	3,923,215	3,999,322
JP Morgan Mortgage Trust, Series 2024-10, Class A4, VRN, 5.50%, 3/25/55(2)	10,176,660	10,225,284
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(2)	6,203,900	6,215,619
JP Morgan Mortgage Trust, Series 2024-11, Class A4, VRN, 6.00%, 4/25/55(2)	16,076,472	16,220,462
JP Morgan Mortgage Trust, Series 2024-5, Class A6, SEQ, VRN, 6.00%, 11/25/54(2)	7,239,494	7,267,538
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, SEQ, VRN, 6.00%, 4/25/55(2)	10,455,658	10,621,388
JP Morgan Mortgage Trust, Series 2025-2, Class A4, VRN, 6.00%, 7/25/55(2)	13,598,142	13,785,440
MFA Trust, Series 2024-NQM1, Class A1, SEQ, 6.58%, 3/25/69(2)	8,882,040	9,012,704
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-1, Class A1, VRN, 6.00%, 3/25/55(2)	9,301,728	9,476,451
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-1, Class A3, VRN, 6.00%, 3/25/55(2)	6,987,577	7,075,517
OBX Trust, Series 2024-HYB2, Class A1, SEQ, VRN, 3.69%, 4/25/53(2)	5,565,513	5,523,227
OBX Trust, Series 2024-NQM7, Class A1, 6.24%, 3/25/64(2)	4,353,628	4,405,997
OBX Trust, Series 2025-J1, Class A4, SEQ, VRN, 6.00%, 5/25/55(2)	7,200,298	7,317,322
PMT Loan Trust, Series 2025-J2, Class A9, VRN, 5.50%, 8/25/56(2)	26,061,895	26,257,458
PRKCM Trust, Series 2025-AFC1, Class A1, VRN, 5.10%, 10/25/60(2)	17,698,852	17,738,705
Provident Funding Mortgage Trust, Series 2025-1, Class A3, VRN, 5.50%, 2/25/55(2)	21,086,304	21,204,727
Provident Funding Mortgage Trust, Series 2025-3, Class A4, VRN, 5.50%, 8/25/55(2)	17,841,811	17,946,456
Radian Mortgage Capital Trust, Series 2025-J3, Class A15, VRN, 5.50%, 12/25/55(2)	7,768,712	7,815,423
Rate Mortgage Trust, Series 2024-J1, Class A7, SEQ, VRN, 6.00%, 7/25/54(2)	3,441,769	3,452,426
Rate Mortgage Trust, Series 2024-J3, Class A8, SEQ, VRN, 5.50%, 10/25/54(2)	3,283,058	3,289,868
Rate Mortgage Trust, Series 2025-J1, Class A5, VRN, 5.50%, 3/25/55(2)	4,717,313	4,769,497
Saluda Grade Alternative Mortgage Trust, Series 2024-CES1, Class A1, SEQ, VRN, 6.31%, 3/25/54(2)	10,902,922	11,041,753
Sequoia Mortgage Trust, Series 2024-10, Class A11, VRN, 5.50%, 11/25/54(2)	3,655,470	3,661,019
Sequoia Mortgage Trust, Series 2024-10, Class A5, SEQ, VRN, 5.50%, 11/25/54(2)	6,056,580	6,087,142
Sequoia Mortgage Trust, Series 2024-6, Class A11, SEQ, VRN, 6.00%, 7/27/54(2)	8,082,571	8,127,491
Sequoia Mortgage Trust, Series 2024-8, Class A5, SEQ, VRN, 5.50%, 9/25/54(2)	4,540,858	4,559,840
Sequoia Mortgage Trust, Series 2025-7, Class A5, SEQ, VRN, 5.50%, 8/25/55(2)	19,418,243	19,490,843
Sequoia Mortgage Trust, Series 2025-8, Class A4, VRN, 5.50%, 9/25/55(2)	13,786,576	13,873,961
SoFi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(2)	854,145	770,230
Towd Point Mortgage Trust, Series 2024-1, Class A1, SEQ, VRN, 4.86%, 3/25/64(2)	15,563,208	15,831,901
Verus Securitization Trust, Series 2021-R2, Class A3, VRN, 1.23%, 2/25/64(2)	1,529,571	1,439,050
		516,218,682
U.S. Government Agency Collateralized Mortgage Obligations — 0.4%
FHLMC, Series 3397, Class GF, VRN, 4.60%, (30-day average SOFR plus 0.61%), 12/15/37	538,167	536,266
FNMA, Series 2017-C03, Class 1M2C, VRN, 6.99%, (30-day average SOFR plus 3.11%), 10/25/29	1,489,168	1,523,160
FNMA, Series 2023-39, Class AI, IO, 2.00%, 7/25/52	127,490,092	16,312,982
GNMA, Series 2007-5, Class FA, VRN, 3.99%, (1-month SOFR plus 0.25%), 2/20/37	502,424	502,257
		18,874,665
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $528,477,229)		535,093,347
ASSET-BACKED SECURITIES — 6.0%
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(2)	10,582,000	10,395,037

Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(2)	9,083,345	8,634,847
Capital Automotive REIT, Series 2024-2A, Class A1, SEQ, 4.90%, 5/15/54(2)	12,731,354	12,730,935
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, SEQ, 4.50%, 5/20/49(2)	11,800,000	11,531,472
DI Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.72%, 9/15/51(2)	28,969,852	27,879,290
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(2)	8,457,143	8,337,271
Flexential Issuer LLC, Series 2025-1A, Class A2, SEQ, 6.03%, 10/25/60(2)	11,086,000	11,056,561
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(2)	5,410,882	5,035,026
Goodgreen Trust, Series 2020-1A, Class A, SEQ, 2.63%, 4/15/55(2)	6,398,090	5,339,577
GoodLeap Sustainable Home Solutions Trust, Series 2021-4GS, Class A, SEQ, 1.93%, 7/20/48(2)	8,088,125	6,661,859
Hotwire Funding LLC, Series 2024-1A, Class A2, SEQ, 5.89%, 6/20/54(2)	10,375,000	10,560,094
Mosaic Solar Loan Trust, Series 2023-2A, Class A, SEQ, 5.36%, 9/22/53(2)	16,251,988	15,672,512
MP LLC, Series 2025-1A, Class A, SEQ, 5.55%, 11/15/65(2)	15,726,795	15,763,175
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(2)	22,715,000	14,277,343
PK Alift Loan Funding 3 LP, Series 2024-1, Class A1, SEQ, 5.84%, 9/15/39(2)	8,469,870	8,666,438
RCKT Mortgage Trust, Series 2024-CES2, Class A1A, VRN, 6.14%, 4/25/44(2)	5,048,849	5,105,447
RCKT Mortgage Trust, Series 2024-CES3, Class A1A, VRN, 6.59%, 5/25/44(2)	4,733,755	4,808,189
RCKT Mortgage Trust, Series 2024-CES4, Class A1A, 6.15%, 6/25/44(2)	11,592,228	11,739,225
RCKT Mortgage Trust, Series 2024-CES6, Class A1A, 5.34%, 9/25/44(2)	3,909,883	3,929,841
RCKT Mortgage Trust, Series 2024-CES8, Class A1A, 5.49%, 11/25/44(2)	8,853,529	8,924,113
SCF Equipment Leasing LLC, Series 2024-1A, Class B, 5.56%, 4/20/32(2)	5,425,000	5,599,479
SCF Equipment Leasing LLC, Series 2024-1A, Class C, 5.82%, 9/20/32(2)	3,150,000	3,258,129
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.79%, 11/20/37(2)	900,335	898,652
Subway Funding LLC, Series 2024-1A, Class A2I, SEQ, 6.03%, 7/30/54(2)	20,529,630	20,829,420
Switch ABS Issuer LLC, Series 2024-2A, Class A2, SEQ, 5.44%, 6/25/54(2)	9,075,000	9,107,216
Towd Point Mortgage Trust, Series 2024-CES3, Class A1, VRN, 6.29%, 5/25/64(2)	8,252,547	8,356,042
Vertical Bridge CC LLC, Series 2025-1A, Class A, SEQ, 5.16%, 8/16/55(2)	16,729,221	16,783,625
TOTAL ASSET-BACKED SECURITIES (Cost $279,269,988)		271,880,815
CONVERTIBLE PREFERRED SECURITIES — 3.8%
Banks — 3.7%
Banco Bilbao Vizcaya Argentaria SA, 6.125%	7,400,000	7,488,896
Banco Santander SA, 4.75%	12,200,000	12,194,189
BNP Paribas SA, 8.50%(2)	13,356,000	14,209,635
Danske Bank AS, 4.375%	22,550,000	22,538,054
ING Groep NV, 5.75%	9,385,000	9,436,627
ING Groep NV, 7.50%	12,706,000	13,249,839
Lloyds Banking Group PLC, 6.75%	7,117,000	7,197,187
Macquarie Bank Ltd., 6.125%(2)	12,359,000	12,578,657
Nordea Bank Abp, 6.625%(2)	18,945,000	19,177,285
Skandinaviska Enskilda Banken AB, 6.875%	12,800,000	13,142,760
Societe Generale SA, 4.75%(2)	1,816,000	1,811,570
Societe Generale SA, 9.375%(2)	7,650,000	8,177,559
Svenska Handelsbanken AB, 4.375%	13,200,000	13,090,953
Swedbank AB, VRN, 7.625%	11,000,000	11,532,184
		165,825,395
Capital Markets — 0.1%
UBS Group AG, 9.25%(2)	6,625,000	7,288,819
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $170,501,297)		173,114,214
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.8%
ARZ Trust, Series 2024-BILT, Class A, SEQ, 5.77%, 6/11/39(2)	8,788,000	9,042,505
Bank5 Trust, Series 2024-5YR6, Class A3, SEQ, 6.23%, 5/15/57	11,969,000	12,619,245
Bank5 Trust, Series 2024-5YR7, Class A3, SEQ, 5.77%, 6/15/57	22,036,000	23,012,796
BBCMS Mortgage Trust, Series 2024-5C27, Class A3, SEQ, 6.01%, 7/15/57	5,852,000	6,152,267
BX Trust, Series 2023-LIFE, Class A, SEQ, 5.05%, 2/15/28(2)	18,507,000	18,369,128

DBSG Mortgage Trust, Series 2024-ALTA, Class A, SEQ, VRN, 5.95%, 6/10/37(2)	9,714,000	9,867,733
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, SEQ, 7.07%, 11/10/39(2)	13,050,000	13,290,903
MIRA Trust, Series 2023-MILE, Class A, SEQ, 6.75%, 6/10/38(2)	13,305,000	13,829,936
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, VRN, 5.19%, (1-month SOFR plus 1.44%), 2/15/42(2)	18,520,000	18,376,372
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $122,701,488)		124,560,885
COLLATERALIZED LOAN OBLIGATIONS — 1.6%
Elmwood CLO 37 Ltd., Series 2024-13A, Class C, VRN, 5.58%, (3-month SOFR plus 1.70%), 1/17/38(2)	13,825,000	13,848,836
GoldenTree Loan Management U.S. CLO 23 Ltd., Series 2024-23A, Class C, VRN, 5.63%, (3-month SOFR plus 1.75%), 1/20/39(2)	13,825,000	13,861,990
Madison Park Funding LXVIII Ltd., Series 2024-68A, Class C, VRN, 5.68%, (3-month SOFR plus 1.80%), 1/20/38(2)	13,825,000	13,873,155
Magnetite XLI Ltd., Series 2024-41A, Class C, VRN, 5.64%, (3-month SOFR plus 1.78%), 1/25/38(2)	6,375,000	6,397,236
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 5.30%, (1-month SOFR plus 1.56%), 10/16/36(2)	17,817,000	17,736,849
Mountain View CLO LLC, Series 2017-2A, Class B, VRN, 5.86%, (3-month SOFR plus 1.96%), 1/16/31(2)	2,226,572	2,228,120
Shackleton CLO Ltd., Series 2017-11A, Class BR1, VRN, 5.76%, (3-month SOFR plus 1.91%), 8/15/30(2)	4,422,874	4,427,580
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $72,303,668)		72,373,766
PREFERRED SECURITIES — 1.1%
Banks — 0.7%
Citigroup, Inc., 3.875%	18,915,000	18,919,303
Wells Fargo & Co., 3.90%	13,975,000	13,940,049
		32,859,352
Capital Markets — 0.4%
Charles Schwab Corp., 4.00%	18,259,000	18,158,652
TOTAL PREFERRED SECURITIES (Cost $50,168,531)		51,018,004
U.S. GOVERNMENT AGENCY SECURITIES — 1.1%
FHLMC, 6.25%, 7/15/32	1,000,000	1,133,242
FNMA, 0.75%, 10/8/27	29,724,000	28,341,940
FNMA, 0.875%, 8/5/30	4,300,000	3,795,509
FNMA, 6.625%, 11/15/30	10,000,000	11,280,178
Tennessee Valley Authority, 1.50%, 9/15/31	4,000,000	3,515,365
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $49,898,713)		48,066,234
MUNICIPAL SECURITIES — 1.0%
California State University Rev., 2.98%, 11/1/51	4,000,000	2,675,291
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	6,048,000	4,947,645
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34	7,005,000	6,233,237
Houston GO, 3.96%, 3/1/47	2,500,000	2,154,241
Los Angeles Community College District GO, 6.75%, 8/1/49	2,400,000	2,664,784
Los Angeles Department of Airports Rev., 6.58%, 5/15/39	1,300,000	1,405,719
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47	5,000,000	3,839,311
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	100,000	102,623
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	970,000	1,134,524
New York City GO, 6.27%, 12/1/37	335,000	359,442
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	4,000,000	2,952,945
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	2,300,000	2,144,924
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	4,120,000	2,675,599
State of California GO, 7.60%, 11/1/40	455,000	557,562
Sumter Landing Community Development District Rev., 5.57%, 10/1/40 (AG)	885,000	917,704
Sumter Landing Community Development District Rev., 5.74%, 10/1/45 (AG)	1,330,000	1,362,160
Sumter Landing Community Development District Rev., 5.82%, 10/1/54 (AG)	2,410,000	2,441,064
Texas Natural Gas Securitization Finance Corp. Rev., SEQ, 5.17%, 4/1/41	3,865,000	3,945,578
United Nations Development Corp. Rev., (City of New York), Series A, 6.54%, 8/1/55	840,000	896,979

University of California Rev., 3.07%, 5/15/51	3,480,000	2,364,750
TOTAL MUNICIPAL SECURITIES (Cost $54,796,586)		45,776,082
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.5%
Brazil — 0.1%
Brazil Government International Bonds, 6.625%, 3/15/35	4,874,000	5,029,724
Chile — 0.1%
Chile Government International Bonds, 5.33%, 1/5/54	4,940,000	4,779,080
Mexico — 0.3%
Eagle Funding Luxco SARL, 5.50%, 8/17/30(2)	13,401,000	13,666,876
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $23,164,540)		23,475,680
SHORT-TERM INVESTMENTS — 3.3%
Commercial Paper(3) — 1.0%
HQLA Funding LLC, 3.91%, 1/2/26(2)	12,400,000	12,395,153
Overwatch Bravo Funding LLC, 3.84%, 1/2/26(2)	33,900,000	33,900,000
		46,295,153
Repurchase Agreements — 2.3%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.625%, 10/15/27, valued at $103,794,197), at 3.82%, dated 12/31/25, due 1/2/26 (Delivery value $101,780,596)		101,759,000
TOTAL SHORT-TERM INVESTMENTS (Cost $148,054,153)		148,054,153
TOTAL INVESTMENT SECURITIES — 102.4% (Cost $4,623,480,301)		4,626,650,206
OTHER ASSETS AND LIABILITIES — (2.4)%		(108,508,909)
TOTAL NET ASSETS — 100.0%		$4,518,141,297

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.K. Gilt 10-Year Bonds	188	March 2026	$23,154,501	$170,814
U.S. Treasury 10-Year Notes	334	March 2026	37,554,125	(64,183)
U.S. Treasury 10-Year Ultra Notes	1,169	March 2026	134,453,265	(263,848)
U.S. Treasury Long Bonds	741	March 2026	85,654,969	(985,589)
U.S. Treasury Ultra Bonds	1,932	March 2026	227,976,000	(3,831,199)
			$508,792,860	$(4,974,005)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	284	March 2026	$59,296,094	$(35,640)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 45	Sell	5.00%	12/20/30	$35,400,000	$2,656,147	$90,588	$2,746,735
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
AG	–	Assured Guaranty, Inc.
CDX	–	Credit Derivatives Indexes
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
IO	–	Interest Only
RFUCC	–	FTSE USD IBOR Consumer Cash Fallbacks
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
TBA	–
To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.

UMBS	–	Uniform Mortgage-Backed Securities
USD	–	United States Dollar
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $20,134,790.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,317,737,896, which represented 29.2% of total net assets.
(3)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper and certificates of deposit are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	$1,340,932,894	—
U.S. Treasury Securities	—	901,254,198	—
Corporate Bonds	—	891,049,934	—
Collateralized Mortgage Obligations	—	535,093,347	—
Asset-Backed Securities	—	271,880,815	—
Convertible Preferred Securities	—	173,114,214	—
Commercial Mortgage-Backed Securities	—	124,560,885	—
Collateralized Loan Obligations	—	72,373,766	—
Preferred Securities	—	51,018,004	—
U.S. Government Agency Securities	—	48,066,234	—
Municipal Securities	—	45,776,082	—
Sovereign Governments and Agencies	—	23,475,680	—
Short-Term Investments	—	148,054,153	—
	—	$4,626,650,206	—
Other Financial Instruments
Futures Contracts	—	$170,814	—
Swap Agreements	—	2,746,735	—
	—	$2,917,549	—

Liabilities
Other Financial Instruments
Futures Contracts	$5,180,459	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.